Income and Expenses - Summary of Financing Costs - Net (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest on loans and other related items	₱ 15,921	₱ 13,620	₱ 12,159
Accretion on lease liabilities (Note 10)	4,579	3,935	3,266
Accretion on financial liabilities	372	455	409
Financing charges	20	79	90
Capitalized interest (Notes 9)	(2,724)	(2,589)	(2,169)
Total financing costs – net	₱ 18,168	₱ 15,500	₱ 13,755